Schedule of Investments (unaudited)	iShares® 25+ Year Treasury STRIPS Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.9%
U.S. Treasury Note/Bond, 2.38%, 05/15/51	$644	$656,478
U.S. Treasury STRIPS
0.00%, 05/15/46(a)	68,442	37,969,174
0.00%, 11/15/46(a)	6,846	3,756,870
0.00%, 02/15/47(a)	48,262	26,378,530
0.00%, 08/15/47(a)	64,981	34,988,021
0.00%, 11/15/47(a)	95,006	50,783,910
0.00%, 11/15/48(a)	79,041	41,486,688
0.00%, 02/15/49(a)	87,412	45,516,700
0.00%, 05/15/49(a)	7,606	3,938,467
0.00%, 08/15/49(a)	95,006	48,768,065
0.00%, 11/15/49(a)	30,789	15,723,917
0.00%, 02/15/50(a)	27,740	14,088,521
Security	Par (000)	Value

U.S. Government Obligations (continued)
0.00%, 11/15/50(a)	$90,069	$44,998,249
0.00%, 02/15/51(a)	9,125	4,543,484
		373,597,074
Total U.S. Government Obligations — 99.9%
(Cost: $377,604,312)		373,597,074

Total Investments in Securities — 99.9%
(Cost: $377,604,312)		373,597,074

Other Assets, Less Liabilities — 0.1%		517,379

Net Assets — 100.0%		$374,114,453

(a)	Zero-coupon bond.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$120,000	$—	$(120,000	)(b)	$—	$—	$—	—	$2	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$373,597,074	$—	$373,597,074

Portfolio Abbreviations - Fixed Income

STRIPS	Separate Trading of Registered Interest & Principal of Securities

1